Label	Element	Value
UBS Engage For Impact Fund | UBS Engage For Impact Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	UBS Engage For Impact Fund
Objective [Heading]	oef_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The Fund seeks to maximize total return, consisting of capital appreciation and current income.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may qualify for a sales charge waiver or discount if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts and waivers, as well as eligibility requirements for each share class, is available from your financial advisor and in "Managing your fund account" beginning on page 91 of this prospectus and in "Reduced sales charges, additional purchase, exchange and redemption information and other services" beginning on page 93 of the Fund's statement of additional information ("SAI"). In addition to the fees and expenses described below, you may also be required to pay commissions or other fees to your broker for transactions in Class P shares. Shares of the Fund are available in classes other than Class P that have different fees and expenses.

Different intermediaries and financial professionals may make available different sales charge waivers or discounts. These variations are described in Appendix A beginning on page A-1 of this prospectus.

Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Oct. 28, 2025
Expenses Deferred Charges [Text Block]	oef_ExpensesDeferredChargesTextBlock	Purchases of $1 million or more that were not subject to a front-end sales charge are subject to a 1% CDSC if sold within one year of the purchase date.
Expense Breakpoint Discounts [Text]	oef_ExpenseBreakpointDiscounts	You may qualify for a sales charge waiver or discount if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	oef_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Other Expenses, New Fund, Based on Estimates [Text]	oef_OtherExpensesNewFundBasedOnEstimates	"Other expenses" for Class A are based on estimates for the current fiscal year. "Other expenses" include "Acquired fund fees and expenses," which were less than 0.01% of the average net assets of the Fund.
Expenses Other Expenses Had Extraordinary Expenses Been Included [Text]	oef_ExpensesOtherExpensesHadExtraordinaryExpensesBeenIncluded	"Other expenses" do not reflect any extraordinary expenses incurred during the most recent fiscal year, such as the costs associated with a proxy statement of the Fund. Had these expenses been included, "Other expenses" would have been 0.80%.
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs described in the example reflect the expenses of the Fund that would result from the contractual fee waiver and expense reimbursement agreement with the Advisor for the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 28% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	28.00%
Strategy [Heading]	oef_StrategyHeading	Principal strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

Principal investments

To achieve its investment objective, the Fund invests in or seeks exposure to companies based on various financial factors, material sustainability factors such as environmental, social and governance ("ESG") performance and on the current and potential ability of such companies to have a positive impact on human well-being and environmental quality, therefore promoting the United Nations Sustainable Development Goals (UN SDGs), such as clean water and sanitation, clean energy, treatment of disease, food security and people empowerment.

Under normal circumstances, the Fund invests a substantial portion of its net assets (plus borrowings for investment purposes, if any) in equity securities. Investments in equity securities may include, but are not limited to, dividend-paying securities, common stock and preferred stock of issuers located throughout the world; Global, European and American Depositary Receipts; equity securities of real estate investment trusts ("REITs"); as well as investment companies, including exchange-traded funds ("ETFs"). The Fund may invest in issuers from both developed markets (including the United States) and emerging markets. The Fund's investments may include investments in China A-shares (shares of companies based in mainland

China that trade on the Shanghai Stock Exchange, the Shenzhen Stock Exchange, and the Beijing Stock Exchange).

The Advisor, on behalf of the Fund, intends to diversify broadly among countries, but reserves the right to invest a substantial portion of the Fund's assets in one or more countries if economic and business conditions warrant such investments. The Fund may invest in stocks of companies of any size.

The Fund may, but is not required to, use exchange traded or over-the-counter ("OTC") derivative instruments for risk management purposes or as part of the Fund's investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, index or other market factor and may relate to stocks, bonds, interest rates, credit, currencies or currency exchange rates, commodities and related indexes. The derivatives in which the Fund may invest include futures, forward currency agreements and equity participation notes. All of these derivatives may be used for risk management purposes to manage or adjust the risk profile of the Fund. Futures on currencies and forward currency agreements may also be used to hedge against a specific currency. In addition, all of the derivative instruments listed above may be used for investment (non-hedging) purposes to earn income; to enhance returns; to replace more traditional direct investments (except for forward currency agreements); or to obtain exposure to certain markets (except for forward currency agreements). The Fund also may use futures contracts on equity securities and indices to gain market exposure on its uninvested cash.

Under certain market conditions, the Fund may invest in companies at the time of their initial public offering ("IPO").

Management process

The Advisor seeks to invest in companies that the Advisor believes are attractively valued, that integrate sustainability factors into the business model to build a competitive advantage, whose products and services can create a positive impact on society and the environment (e.g., products and services with a primary or intended focus on consequential impact); and which have a clearly identified potential for additional positive impact that the Advisor intends to drive through engagement with the companies. In selecting individual securities for investment, the Advisor considers, among other factors:

•  Its assessment of fundamental valuation (price/intrinsic value) to seek attractively valued companies with strong financial performance;

•  Quantitative and qualitative ESG factors;

•  Quantitative and qualitative assessment of a company's current and potential impact on society and the environment; and

•  Advisor's ability to drive positive change in a company through engagement.

The Advisor aims to identify the best investment ideas with impact potential across the market capitalization spectrum, sectors and geographies within the eligible investment universe ("the impact universe"). Under normal circumstances, the Fund invests at least 80% of its net assets in equity investments from this impact universe.

The impact universe is comprised of individual companies that have been identified as having revenue alignment with specific impact categories, such as, but not limited to, climate, health, water, food and empowerment that are aligned with the United Nations Sustainable Development Goals (UN SDGs). The Advisor also may include companies whose impact potential, indicated by metrics such as research and development (R&D) spend are aligned with the impact categories described above. The portfolio management team uses quantitative and qualitative factors to identify companies that offer or manufacture products or services that meet the UN SDGs, such as clean water and sanitation products, clean energy, energy saving, treatment of disease, sustainable food system and food security, access to finance or education services.

Within the impact universe, the Advisor will employ a positive screening process to identify for investment securities of companies that provide solutions to significant global challenges through the impact of their products and services, that are attractive based on their fundamental valuation profile in addition to evaluating specific sustainability (ESG) factors as well as the ability of the Advisor to engage with the company's management on impact and ESG-related issues.

Engagement with portfolio companies on ESG and/or impact related topics is a key aspect of the Fund's strategy. Companies have the potential to create additional impact through improving or optimizing the use of their products and services throughout society as well as indirectly through changes to their operations and supply chain. The Advisor's portfolio management team, supported by the Sustainable Investing Research staff, will seek to deliver additional positive impact through engagement with management of companies held in the Fund's portfolio. The Advisor uses the UN SDGs to guide and frame engagement activities with companies held by the Fund. The Advisor will establish specific engagement goals, and measure and evaluate progress regularly in order to assess the impact of its engagement efforts. The purpose of engagement with companies is to:

•  Support the company in improving the management of material ESG risks in its operations and supply chain;

•  Support the company in seizing material ESG opportunities; and

•  Support the company in assessing, measuring, reporting and increasing the positive impact of its products and services.

The Advisor uses a combination of ESG tools to aid stock selection. The Advisor uses an ESG Material Issues Framework to identify 3 to 5 of the most financially relevant factors, per sector, that can impact the investment thesis across different industry sectors. The universe of sustainability issues includes environmental factors such as global greenhouse gas emissions and wastewater management; social factors such as customer privacy and product safety; and governance factors such as critical and systemic risk management.

The Advisor also uses a proprietary risk tool to combine scores and data points from a number of reputable external research providers together with the UBS internal ESG model to flag companies with elevated sustainability risks. In addition, absolute ESG risks such as poor corporate governance and high ESG controversy levels are included in the Advisor's risk tool. Collectively, these inputs lead to an ESG Risk Signal which flags companies with high ESG risks. Once outliers are identified, the Advisor conducts more in-depth analysis to assess the material impact of the ESG risks.

The Advisor's assessment of the ability of public companies to generate impact is based upon impact measurement methodologies the Advisor has developed in partnership with academics from the fields of earth sciences and public health science to measure changes in human well-being and changes in environmental quality (e.g. reduction in air pollution, hospitalizations and biodiversity loss). The impact of the companies held in the Fund's portfolio is reviewed periodically, but impact measurement methodology may not necessarily cover all holdings in the Fund's portfolio at all times. In addition, the Advisor collects data on product output and outcome publicly reported by the companies themselves.

In addition, the Advisor excludes from the Fund's portfolio companies that manufacture products or engage in business activities viewed as having a negative social or environmental impact. Such products or business activities include certain controversial weapons, natural resource extraction activities, thermal coal power generation, and certain controversial behavior and business activities as well as the failure of a portfolio company to meet certain engagement objectives identified by the Advisor. The Advisor may modify this list of negative screens at any time, without shareholder approval or notice.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The performance information that follows shows the Fund's performance information in a bar chart and an average annual total returns table. There is no performance information quoted for the Class A shares of the Fund as the Class A shares have not completed a full calendar year of operations as of the date of this prospectus. Returns for Class A shares will differ from the Class P shares to the extent that the Class A shares are subject to shareholder services fees and/or distribution fees.

The information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance. The MSCI All Country World Index (net) reflects no deduction for fees, expenses or taxes but is net of dividend tax withholding.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance for the Fund is available at www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for other classes will vary from the Class P shares' after-tax returns shown.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance.
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	Total return (Class P)*
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock

* 2019 is the Fund's first full year of operations.
Total return January 1 - September 30, 2024: 13.72%
Best quarter during calendar years shown—2Q 2020: 21.44%
Worst quarter during calendar years shown—1Q 2020: (25.51)%

Year to Date Return, Label [Optional Text]	oef_YearToDateReturnLabel	Total return
Bar Chart, Year to Date Return, Date	oef_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	oef_BarChartYearToDateReturn	13.72%
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	21.44%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(25.51%)
Performance Table Heading	oef_PerformanceTableHeading	Average annual total returns (for the periods ended December 31, 2023)
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	The MSCI All Country World Index (net) reflects no deduction for fees, expenses or taxes but is net of dividend tax withholding.
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	oef_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other classes will vary from the Class P shares' after-tax returns shown.
UBS Engage For Impact Fund | UBS Engage For Impact Fund | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	You may lose money by investing in the Fund.
UBS Engage For Impact Fund | UBS Engage For Impact Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
UBS Engage For Impact Fund | UBS Engage For Impact Fund | Foreign investing risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Foreign investing risk: The value of the Fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. Also, foreign securities are sometimes less liquid and more difficult to sell and to value than securities of US issuers. These risks are greater for investments in emerging market issuers.
UBS Engage For Impact Fund | UBS Engage For Impact Fund | Sustainability factor risk and risk of impact investing [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Sustainability factor risk and risk of impact investing: Because the Fund uses sustainability factors to assess and exclude certain investments for non-financial reasons, the Fund may forego some market opportunities available to funds that do not use these factors. As a result, the Fund's sustainability factors used in its investment process and the Advisor's impact investing approach will likely make the Fund perform differently from a fund that relies solely or primarily on financial metrics, and the Fund's sustainability factors may be linked to long-term rather than short-term returns. The sustainability factors and the Advisor's impact investing approach may cause the Fund's industry allocation to deviate from that of funds without these considerations.
UBS Engage For Impact Fund | UBS Engage For Impact Fund | Small- and mid-capitalization risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Small- and mid-capitalization risk: The risk that securities of smaller capitalization companies tend to be more volatile and less liquid than securities of larger capitalization companies. This can have a disproportionate effect on the market price of smaller capitalization companies and affect the Fund's ability to purchase or sell these securities. In general, smaller capitalization companies are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.
UBS Engage For Impact Fund | UBS Engage For Impact Fund | Geographic Concentration Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Geographic concentration risk: The risk that if the Fund has most of its investments in a single country or region, its portfolio will be more susceptible to factors adversely affecting issuers located in that country or region than would a more geographically diverse portfolio of securities.
UBS Engage For Impact Fund | UBS Engage For Impact Fund | Emerging market risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Emerging market risk: There are additional risks inherent in investing in less developed countries that are applicable to the Fund. Compared to the United States and other developed countries, investments in emerging market issuers may decline in value because of unfavorable foreign government actions, greater risks of political instability or the absence of accurate information about emerging market issuers. Further, emerging coun-tries may have economies based on only a few industries and securities markets that trade only a small number of securities and employ settlement procedures different from those used in the United States. Prices on these exchanges tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries. Issuers may not be subject to uniform accounting, auditing and financial reporting standards and there may be less publicly available financial and other information about such issuers, comparable to US issuers. Further, investments by foreign investors are subject to a variety of restrictions in many emerging countries. Countries such as those in which the Fund may invest may experience, high rates of inflation or deflation, high interest rates, exchange rate fluctuations or currency depreciation, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment.
UBS Engage For Impact Fund | UBS Engage For Impact Fund | China risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	China risk: There are special risks associated with investments in China (including Chinese companies listed on US and Hong Kong exchanges), Hong Kong and Taiwan, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization and exchange control regulations (including currency blockage). Inflation and rapid fluctuations in inflation and interest rates have had, and may continue to have, negative effects on the economy and securities markets of China, Hong Kong and Taiwan. In addition, investments in Taiwan and Hong Kong could be adversely affected by their respective political and economic relationship with China. China, Hong Kong and Taiwan are deemed by the investment manager to be emerging markets countries, which means an investment in these countries has more heightened risks than general foreign investing due to a lack of established legal, political, business and social frameworks and accounting standards or auditor oversight in these countries to support securities markets as well as the possibility for more widespread corruption and fraud.Certain securities issued by companies located or operating in China, such as China A-shares, are subject to trading restrictions, quota limitations and less market liquidity. Additionally, the Chinese economy is highly dependent on the property sector and exportation of products and services, and could experience a significant slowdown or be otherwise adversely impacted due to a slowdown in the housing construction and development markets, a reduction in global demand for Chinese exports, contraction in spending on domestic goods by Chinese consumers, the institution of tariffs or other trade barriers, trade or political disputes with China's major trading partners, natural disasters, or public health threats.Additionally, emerging market countries, such as China, may subject the Fund's investments to a number of tax rules, and the application of many of those rules may be uncertain. Changes in applicable Chinese tax law could reduce the after-tax profits of the Fund, directly or indirectly, including by reducing the after-tax profits of companies in China in which the Fund invests. Uncertainties in Chinese tax rules could result in unexpected tax liabilities for the Fund.
UBS Engage For Impact Fund | UBS Engage For Impact Fund | IPOs risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	IPOs risk: The purchase of shares issued in IPOs may expose the Fund to the risks associated with issuers that have no operating history as public companies, as well as to the risks associated with the sectors of the market in which the issuer operates. The market for IPO shares may be volatile, and share prices of newly-public companies may fluctuate significantly over a short period of time.
UBS Engage For Impact Fund | UBS Engage For Impact Fund | Market risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Market risk: The market value of the Fund's investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole.
UBS Engage For Impact Fund | UBS Engage For Impact Fund | Focus risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Focus risk: To the extent the Fund's investment strategy leads to sizable allocations to a particular market, sector or industry, the Fund may be more sensitive to any single economic, business, political, regulatory, or other event that occurs in that market, sector or industry. As a result, there may be more fluctuation in the price of the Fund's shares.
UBS Engage For Impact Fund | UBS Engage For Impact Fund | Leverage risk associated with financial instruments [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Leverage risk associated with financial instruments: The use of financial instruments to increase potential returns, including derivatives used for investment (non-hedging) purposes, may cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the Fund that exceed the amount originally invested.
UBS Engage For Impact Fund | UBS Engage For Impact Fund | Derivatives risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Derivatives risk: The value of "derivatives"—so called because their value "derives" from the value of an underlying asset, reference rate or index—may rise or fall more rapidly than other investments. It is possible for the Fund to lose more than the amount it invested in the derivative. The risks of investing in derivative instruments also include market risk, management risk, counterparty risk (which is the risk that a counterparty to a derivative contract is unable or unwilling to meet its financial obligations) and the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate, index or overall market securities. In addition, non-exchange traded derivatives may be subject to liquidity risk, credit risk and mispricing or valuation complexity. These derivatives risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments.
UBS Engage For Impact Fund | UBS Engage For Impact Fund | Investing in other funds risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Investing in other funds risk: The Fund's investment performance is affected by the investment performance of the underlying funds in which the Fund may invest, including ETFs. Through its investment in the underlying funds, the Fund is subject to the risks of the underlying funds' investments and their expenses. Risks of investing in ETFs include the possibility that an ETF may experience a lack of liquidity that can result in greater volatility than its underlying securities; an ETF may trade at a premium or discount to its net asset value; an ETF may not replicate exactly the performance of the benchmark index it seeks to track; trading an ETF's shares may be halted if the listing exchange's officials deem such action appropriate; and a passively managed ETF would not necessarily sell a security because the issuer of the security was in financial trouble unless the security is removed from the index that the ETF seeks to track.
UBS Engage For Impact Fund | UBS Engage For Impact Fund | Real estate securities and REITs risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Real estate securities and REITs risk: The risk that the Fund's performance will be affected by adverse developments in the real estate industry. Real estate values may be affected by a variety of factors, including: local, national or global economic conditions; changes in zoning or other property-related laws; environmental regulations; interest rates; tax and insurance considerations; overbuilding; property taxes and operating expenses; or declining values in a neighborhood. Similarly, a REIT's performance depends on the types, values, locations and management of the properties it owns. In addition, a REIT may be more susceptible to adverse developments affecting a single project or market segment than a more diversified investment. Loss of status as a qualified REIT under the US federal tax laws could adversely affect the value of a particular REIT or the market for REITs as a whole.
UBS Engage For Impact Fund | UBS Engage For Impact Fund | Management risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Management risk: The risk that the investment strategies, techniques and risk analyses employed by the Advisor may not produce the desired results.
UBS Engage For Impact Fund | UBS Engage For Impact Fund | Class P
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.77%	[1],[2]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.52%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.67%)	[3]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.85%	[3]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	414
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	765
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,755
UBS Engage For Impact Fund | UBS Engage For Impact Fund | Class A
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%	[4]
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.77%	[1],[2]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.77%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.67%)	[3]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.10%	[3]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 656
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	1,015
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,397
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 2,467
UBS Engage For Impact Fund | MSCI All Country World Index (net)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	22.20%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.72%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.35%
UBS Engage For Impact Fund | Class P
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	23.64%
Annual Return [Percent]	oef_AnnlRtrPct	16.94%
Annual Return [Percent]	oef_AnnlRtrPct	16.23%
Annual Return [Percent]	oef_AnnlRtrPct	(22.35%)
Annual Return [Percent]	oef_AnnlRtrPct	16.46%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	16.46%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.73%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.94%
Performance Inception Date	oef_PerfInceptionDate	Oct. 24, 2018
UBS Engage For Impact Fund | Class P | After Taxes on Distributions
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	16.14%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.69%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.94%
UBS Engage For Impact Fund | Class P | After Taxes on Distributions and Sales
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.74%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.69%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.25%

[1]	"Other expenses" do not reflect any extraordinary expenses incurred during the most recent fiscal year, such as the costs associated with a proxy statement of the Fund. Had these expenses been included, "Other expenses" would have been 0.80%.
[2]	"Other expenses" for Class A are based on estimates for the current fiscal year. "Other expenses" include "Acquired fund fees and expenses," which were less than 0.01% of the average net assets of the Fund.
[3]	The Trust, with respect to the Fund, and UBS Asset Management (Americas) LLC, the Fund's investment advisor and administrator ("UBS AM (Americas)" or the "Advisor"), have entered into a written agreement pursuant to which the Advisor has agreed to waive a portion of its management fees and/or to reimburse expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions, dividend expense and security loan fees for securities sold short and extraordinary expenses, such as proxy-related expenses) to the extent necessary so that the Fund's ordinary operating expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions, dividend expense and security loan fees for securities sold short and extraordinary expenses, such as proxy-related expenses), through the period ending October 28, 2025, do not exceed 1.10% for Class A shares and 0.85% for Class P shares. Pursuant to the written agreement, the Advisor is entitled to be reimbursed for any fees it waives and expenses it reimburses to the extent such reimbursement can be made during the three years following the period during which such fee waivers and expense reimbursements were made, provided that the reimbursement of the Advisor by the Fund will not cause the Fund to exceed the lesser of any applicable expense limit that is in place for the Fund (i) at the time of the waiver or reimbursement or (ii) at the time of the recoupment. The fee waiver/expense reimbursement agreement may be terminated by the Fund's Board of Trustees at any time and also will terminate automatically upon the expiration or termination of the Fund's advisory contract with the Advisor. Upon termination of the fee waiver/expense reimbursement agreement, however, UBS AM (Americas)'s three year recoupment rights will survive.
[4]	Purchases of $1 million or more that were not subject to a front-end sales charge are subject to a 1% CDSC if sold within one year of the purchase date.